ACQUISITIONS AND DIVESTITURES - PRO FORMA INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Acquisitions And Divestitures [Abstract]
Business combination, Proforma information Revenue	$ 883,347	$ 2,010,927	$ 1,249,983
Net income (loss)	$ 804,649	$ (594,097)	$ (279,121)